Exhibit 1

GS Mortgage Securities Trust 2017-GS5

Commercial Mortgage Pass-Through Certificates, Series 2017-GS5

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

Drexel Hamilton, LLC

Academy Securities, Inc.

24 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282 Drexel Hamilton, LLC 77 Water Street New York, New York 10005	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:	GS Mortgage Securities Trust 2017-GS5

Commercial Mortgage Pass-Through Certificates, Series 2017-GS5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are described on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the GS Mortgage Securities Trust 2017-GS5 securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 February 2017

Attachment A Page 1 of 17

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in GS Mortgage Securities Trust 2017-GS5 (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 32 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial properties.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of the related due date of each Mortgage Loan in March 2017 or, in the case of any Mortgage Loan that has its first due date in April 2017, the date that would have been its due date in March 2017 under the terms of the Mortgage Loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information relating to the information on the Preliminary Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

Attachment A Page 2 of 17

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Group” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Lafayette Centre and
b.	Pentagon Center,

which do not have at least one common “Sponsor” on the Final Data File, the Depositor indicated that the respective “Sponsors” shown on the Final Data File are related entities and instructed us to use “Group 1” for the “Related Group” characteristic.

6.	Using the:
a.	First Due Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 17

7.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 16 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 7.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use the “Original Term To Maturity (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

8.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 8. and
ii.	The U.S. Industrial Portfolio Mortgage Loan (as defined in Note 7 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 8.,

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans and U.S. Industrial Portfolio Mortgage Loan) has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans and U.S. Industrial Portfolio Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

For the U.S. Industrial Portfolio Mortgage Loan, for which the related borrowers are required to make monthly principal and interest payments pursuant to the U.S. Industrial Portfolio Amortization Schedule (as defined in Note 15 of Exhibit 2 to Attachment A), the Depositor instructed us to use “NAP” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 17

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for the Interest Only Loans and U.S. Industrial Portfolio Mortgage Loan, which are described in the succeeding paragraphs of this Item 9.)

of each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

For the U.S. Industrial Portfolio Mortgage Loan, for which the related borrowers are required to make monthly principal and interest payments pursuant to the U.S. Industrial Portfolio Amortization Schedule, the Depositor instructed us to use “NAP” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 17

10.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Seasoning,
d.	Original Interest-Only Period (Mos.),
e.	First Due Date,
f.	Maturity Date,
g.	Mortgage Loan Rate (%) and
h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, we recalculated the:

i.	Principal balance of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan) as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	Principal balance of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan) and, for each Multiple Property Loan (except for the U.S. Industrial Portfolio Mortgage Loan), the related Underlying Properties as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”),
iii.	Principal balance of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan) as of the related due date of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan) in February 2017, or with respect to any Mortgage Loan that has its first due date after February 2017, the date that would have been the related due date in February 2017 (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	Principal balance of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan) as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 6 of 17

10. (continued)

For the U.S Industrial Portfolio Mortgage Loan and its related Underlying Properties, the Depositor instructed us to recalculate the “Cut-off Date Balance ($),” “Allocated Cut-off Date Loan Amount ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Balloon Balance ($)” characteristics using the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the U.S. Industrial Portfolio Mortgage Loan, information on the U.S. Industrial Portfolio Amortization Schedule and the:

a.	Whole Loan Original Balance (as defined in Item 17.),
b.	Original Balance ($),
c.	Seasoning,
d.	First Due Date and
e.	Maturity Date

of the U.S. Industrial Portfolio Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the U.S. Industrial Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For the Mortgage Loan that has its “First Due Date” in April 2017, as shown on the Final Data File (the “April 2017 First Due Date Mortgage Loan”), the Depositor instructed us to use the “Original Balance ($)” of the April 2017 First Due Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

11.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Due Date,
d.	Mortgage Loan Rate (%),
e.	Monthly Debt Service ($) and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 11., and the April 2017 First Due Date Mortgage Loan, which is described in the last paragraph of this Item 11.), all as shown on the Final Data File, we recalculated the portion of the March 2017 “Monthly Debt Service ($)” for each Mortgage Loan (except for the U.S. Industrial Portfolio Mortgage Loan and the April 2017 First Due Date Mortgage Loan) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 17

11. (continued)

For the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the U.S. Industrial Portfolio Amortization Schedule and the “Original Balance ($)” of the U.S. Industrial Portfolio Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan (except for the April 2017 First Due Date Mortgage Loan, which is described in the last paragraph of this Item 11.), both as recalculated in the preceding paragraphs of this Item 11., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the April 2017 First Due Date Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the April 2017 First Due Date Mortgage Loan, the Depositor instructed us to show “0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

12.	For each Pari Passu Mortgage Loan (as defined in Note 15 of Exhibit 2 to Attachment A) (except for the 350 Park Avenue Mortgage Loan (as defined in Note 15 of Exhibit 2 to Attachment A), AMA Plaza Mortgage Loan (as defined in Note 7 of Exhibit 2 to Attachment A) and 225 Bush Street Mortgage Loan (as defined in Note 15 of Exhibit 2 to Attachment A), which are described in the succeeding paragraphs of this Item 12.), the Depositor instructed us to use the information in the applicable Data Source (as defined in Note 15 of Exhibit 2 to Attachment A), and for the U.S. Industrial Portfolio Mortgage Loan, information on the U.S. Industrial Portfolio Amortization Schedule, to recalculate the:
a.	Aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 15 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
b.	Aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 15 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 8 of 17

12. (continued)

For the 350 Park Avenue Mortgage Loan, the Depositor instructed us to:

a.	Use the information in the applicable Data Source for the related Senior Companion Loans to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and the “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source for the 350 Park Avenue Subordinate Companion Loans (as defined in Note 15 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the 350 Park Avenue Subordinate Companion Loans as of the Cut-off Date (the “B Note Cut-off Date Balance”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For the AMA Plaza Mortgage Loan, the Depositor instructed us to:

a.	Use the information in the applicable Data Source for the related Senior Companion Loan to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and the “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source for the AMA Plaza Subordinate Companion Loans (as defined in Note 15 of Exhibit 2 to Attachment A) to recalculate the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For the 225 Bush Street Mortgage Loan, the Depositor instructed us to:

a.	Use the information in the applicable Data Source for the related Senior Companion Loan to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and the “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source for the 225 Bush Street Subordinate Companion Loan (as defined in Note 15 of Exhibit 2 to Attachment A) to recalculate the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 9 of 17

12. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan, except for the 350 Park Avenue Mortgage Loan, AMA Plaza Mortgage Loan and 225 Bush Street Mortgage Loan, the Depositor instructed us to use “<blank>” for the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

13.	For each Pari Passu Mortgage Loan, the Depositor instructed us to recalculate the aggregate annual debt service of the related Senior Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service”) as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

14.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 17

15.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies provided by the Depositor that are described in the succeeding paragraphs of this Item 15.,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2013 NCF DSCR,
iv.	2014 NCF DSCR,
v.	2015 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%),
xi.	% of Initial Pool Balance,
xii.	Annual Debt Service ($) and
xiii.	Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2013 NCF DSCR,” “2014 NCF DSCR,” “2015 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loan identified on the Final Data File as “North Run Business Park,” the Depositor instructed us to use the “As Is - Hypothetical” appraised value, as shown in the appraisal report Source Document (the “North Run Hypothetical Appraised Value”).

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Lafayette Centre,
b.	935 Madison Avenue,
c.	604 Mission Street,
d.	Rainbow & Badura and
e.	Owl Creek Commons,

the Depositor instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

Attachment A Page 11 of 17

15. (continued)

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loan identified on the Final Data File as North Run Business Park, the Depositor instructed us to increase the “As Stabilized Appraised Value ($),” as shown on the Final Data File, used for this recalculation by the “Upfront Replacement Reserve ($)” and “Upfront TI/LC Reserve ($),” both as shown on the Final Data File.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the combined annual debt service for the Mortgage Loan and related Senior Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service ($) and
b.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2013 NCF DSCR,
iv.	2014 NCF DSCR,
v.	2015 NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Senior Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” and
b.	The “Pari Passu Companion Loan Cut-off Date Balance (Non-trust),”

both as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),
iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)
characteristics.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related Senior Companion Loan(s), which is the sum of:

a.	The “Balloon Balance ($)” and
b.	The “Pari Passu Companion Loan Balloon Balance (Non-trust),”

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

Attachment A Page 12 of 17

15. (continued)

For the Underlying Properties related to each Multiple Property Loan, the Depositor instructed us to use the:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2013 NCF DSCR,
d.	2014 NCF DSCR,
e.	2015 NCF DSCR,
f.	Most Recent NCF DSCR,
g.	Cut-off Date LTV Ratio (%),
h.	LTV Ratio at Maturity (%),
i.	Debt Yield on Underwritten Net Operating Income (%) and
j.	Debt Yield on Underwritten Net Cash Flow (%)

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each Underlying Property associated with such Multiple Property Loan.

16.	Using:
a.	Information on the Final Data File,
b.	Information in the Source Documents and/or
c.	Information in the Secondary Financing Documents (as defined in Note 26 of

Exhibit 2 to Attachment A) provided by the Depositor

for the Mortgage Loan With Existing Mezzanine Debt (as defined in Note 26 of Exhibit 2 to Attachment A), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Cut-off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” for the “Mezzanine Debt Cut-off Date Balance” characteristic on the Final Data File.

Attachment A Page 13 of 17

17.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Amount,
d.	Cut-off Date Balance ($),
e.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
f.	B Note Cut-off Date Balance,
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	B Note Interest Rate,
l.	Annual Debt Service ($),
m.	Pari Passu Companion Loan Annual Debt Service ($) and
n.	B Note Annual Payment

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the respective interest rate of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown in the applicable Data Source, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance,
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate and
v.	Whole Loan Annual Payment

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through v. above.

18.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR and
ii.	Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

Attachment A Page 14 of 17

18. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics on the Final Data File.

19.	Using the:
a.	Original Balance ($),
b.	Mezzanine Debt Original Balance,
c.	Cut-off Date Balance ($),
d.	Mezzanine Debt Cut-off Date Balance,
e.	Mortgage Loan Rate (%),
f.	Mezzanine Debt Interest Rate,
g.	Annual Debt Service ($) and
h.	Mezzanine Debt Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

20.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment and
c.	Underwritten Net Cash Flow ($)

of the Mortgage Loan With Existing Mezzanine Debt, as applicable, all as shown on the Final Data File, and the North Run Hypothetical Appraised Value, we recalculated the:

i.	Total Loan DSCR and
ii.	Total Loan LTV

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan on the Final Data File that is not the Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics on the Final Data File.

Attachment A Page 15 of 17

21.	Using the:
a.	Most Recent NOI (if past 2015) ($),
b.	Most Recent NCF (if past 2015) ($) and
c.	Most Recent Debt Service Amount

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Most Recent Debt Service Coverage Net Operating Income Percentage and
ii.	Most Recent Debt Service Coverage Net Cash Flow Percentage

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” to two decimal places.

For the Underlying Properties associated with each Multiple Property Loan, the Depositor instructed to use “<blank>” for the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” characteristics.

22.	For each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (each a “Refinance Loan”) or “Recapitalization” (each a “Recapitalization Loan”), except for the Mortgage Loans identified on the Final Data File as:
a.	Rainbow & Badura,
b.	Best Buy Braintree and
c.	Best Buy Fort Lauderdale

(collectively, the “Refinance/Recapitalization Loans With Principal’s New Cash Contribution”), the Depositor instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	For each Refinance Loan and Recapitalization Loan, except for the Refinance/Recapitalization Loans With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 16 of 17

24.	For each Refinance Loan and Recapitalization Loan, except for the Refinance/Recapitalization Loans With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

25.	For:
a.	The Mortgage Loans on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”) and
b.	The Refinance/Recapitalization Loans With Principal’s New Cash Contribution,

the Depositor instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	For each Mortgage Loan, the Depositor instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

27.	For each Acquisition Loan and Refinance/Recapitalization Loan With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 17 of 17

28.	For each Acquisition Loan and Refinance/Recapitalization Loan With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Total Sources” as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• U.S. Industrial Portfolio • Simon Premium Outlets	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined in Item 17. of Attachment A) allocations for the Underlying Properties that are stated in the applicable Source Document

• Lasko Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not been previously defined are defined in Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A Page 1 of 24

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Rooms, Sq Ft (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A Page 2 of 24

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (%) (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report
Appraisal Date (see Note 7)	Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
As Stabilized Appraised Value ($) (see Note 7)	Appraisal Report
As Stabilized Appraisal Date (see Note 7)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 8)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 8)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 9)	Environmental Insurance Certificate
Seismic Report Date (see Note 10)	Seismic Report
PML or SEL (%) (see Note 10)	Seismic Report
Earthquake Insurance Required (see Note 10)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 24

Major Tenant Information: (see Notes 5 and 11)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 24

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)

2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NOI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
Most Recent Financials End Date	Underwriter’s Summary Report
Financials Securitization Date	Underwriter’s Summary Report
Most Recent Date (if past 2015)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2015) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 14)	Underwriter’s Summary Report
RevPAR ($) (see Note 14)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 24

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($) (See Note 3)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($) (See Note 3)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 24

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 15)

For all Mortgage Loans:

•    Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Original Balance (Non-trust) (see Note 15)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Number of Properties	Loan Agreement or Loan Modification Agreement
Mortgage Loan Rate (%) (see Note 15)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Report Period Interest Rate Percentage	Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 15 and 16)	Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 15)	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 17)	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Hyper Amortizing Loan	Loan Agreement or Loan Modification Agreement
Hyper Am Loan Maturity Date	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 24

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 18)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 19)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 19)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 20)	Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 21)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 20)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 20 and 22)	Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 20 and 23)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 20 and 24)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 22)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 24

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance End Date (see Note 25)	Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 25)	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 24)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement
Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 24

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Notes 15 and 26)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Client Provided Schedule
B Note Interest Rate (see Notes 15 and 26)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Client Provided Schedule
B Note Maturity Date (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Notes 15 and 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 26)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 26)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 26)	Secondary Financing Documents
Other Subordinate Debt Balance / Preferred Equity Balance (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Type (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Prior Securitizations (see Note 27)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A Page 10 of 24

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses (See Note 3)	Closing Statement

Exhibit 2 to Attachment A Page 11 of 24

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties that are described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Preliminary Data File as:

a.	GSK R&D Centre,
b.	Writer Square,
c.	North Run Business Park and
d.	20 West 37th Street,

each of which are secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

3.	For each Mortgage Loan or Underlying Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

225 Bush Street	N/A	Other Uses	0	$27,909,755

U.S. Industrial Portfolio	SITEL	General Property Type	Office	Industrial

North Run Business Park	N/A	Upfront TI/LC Reserve ($)	$75,000	$800,000

North Run Business Park	N/A	Upfront Replacement Reserve ($)	$75,000	$450,000

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

Exhibit 2 to Attachment A Page 12 of 24

Notes: (continued)

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Depositor instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	For the purpose of comparing the “Rooms, Sq Ft,” “Occupancy (%)” and “Major Tenant Information” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to include any improvements associated with ground lease tenants, as shown in the applicable Source Document(s).

6.	The Depositor instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Preliminary Data File with the “General Property Type” characteristic as “Retail,” “Office,” “Mixed Use” or “Industrial.” For each mortgaged property on the Preliminary Data File that does not have a “General Property Type” characteristic of “Retail,” “Office,” “Mixed Use” or “Industrial,” the Depositor instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Depositor instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Preliminary Data File with the “General Property Type” characteristic as “Hospitality.” For each mortgaged property on the Preliminary Data File that does not have a “General Property Type” characteristic of “Hospitality,” the Depositor instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

7.	For the Mortgage Loan identified on the Preliminary Data File as “U.S. Industrial Portfolio” (the “U.S. Industrial Portfolio Mortgage Loan”), which is a Multiple Property Loan, the appraisal report Source Documents contain:
a.	Individual appraised values for each of the 39 Underlying Properties, which total $422,640,000 and
b.	A “Market Value of Portfolio” appraised value for the combined portfolio of $456,000,000, as shown in the appraisal report Source Document for the combined portfolio.

Exhibit 2 to Attachment A Page 13 of 24

Notes: (continued)

7. (continued)

For the purpose of comparing the “Appraised Value ($)” characteristic for the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the “Market Value of Portfolio” appraised value of $456,000,000 that is shown in the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $456,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the U.S. Industrial Portfolio Mortgage Loan).

For the purpose of comparing the “Appraisal Date” characteristic for the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the date of valuation related to the “Market Value of Portfolio” that is shown in the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal Date” characteristic for each Underlying Property that secures the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Mortgage Loan identified on the Preliminary Data File as “AMA Plaza” (the “AMA Plaza Mortgage Loan”), the Depositor instructed us to use the “Total Market Value As-Is” appraised value of $477,000,000, as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan identified on the Preliminary Data File as “Lancaster DMV” (the “Lancaster DMV Mortgage Loan”), the Depositor instructed us to use the “Prospective Value Upon Completion” appraised value of $15,750,000 and corresponding valuation date of 1 January 2017, respectively, both as shown in the appraisal report Source Document. For the purpose of comparing the “As Stabilized Appraised Value ($)” and “As Stabilized Appraised Date” characteristics for the Lancaster DMV Mortgage Loan, the Depositor instructed us to use “NAP.”

8.	The Depositor instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 14 of 24

Notes: (continued)

9.	The Depositor instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Preliminary Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

10.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each Mortgage Loan and/or mortgaged property on the Preliminary Data File, the Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Preliminary Data File is less than 20% or is “NAP” (as described in the preceding paragraph of this Note 10), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

11.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s). Furthermore, the Depositor instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 15 of 24

Notes: (continued)

12.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	Second Largest Tenant Lease Expiration,
c.	Third Largest Tenant Lease Expiration,
d.	Fourth Largest Tenant Lease Expiration and
e.	Fifth Largest Tenant Lease Expiration

characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to use the last day of the month in which the Cut-off Date occurs for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

13.	For the purpose of comparing the “Underwriting Information” characteristics for each mortgaged property on the Preliminary Data File (except for the “ADR ($)” and “RevPAR ($)” characteristics), the Depositor instructed us to ignore differences of $1 or less.

14.	The Depositor instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for mortgaged properties with a “General Property Type” of “Hospitality” (the “Hospitality Properties”) on the Preliminary Data File.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, the Depositor instructed us to use the “most recent” or “trailing 12 month” values, as applicable, as shown in the applicable Source Document.

15.	The Depositor indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of:
a.	One or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu components (each, a “Senior Companion Loan”) that will not be assets of the Issuing Entity and
b.	One or more subordinate components with respect to the:
i.	Mortgage Loan identified on the Preliminary Data File as “350 Park Avenue” (the “350 Park Avenue Mortgage Loan”),
ii.	AMA Plaza Mortgage Loan and
iii.	Mortgage Loan identified on the Preliminary Data File as “225 Bush Street” (the “225 Bush Street Mortgage Loan”)

(the “350 Park Avenue Subordinate Companion Loans,” “AMA Plaza Subordinate Companion Loans,” and “225 Bush Street Subordinate Companion Loan,” respectively) that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the Depositor (each a “Client Provided Schedule,” together with the applicable Source Documents, the “Data Sources”) listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple note components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2:

Exhibit 2 to Attachment A Page 16 of 24

Notes: (continued)

15. (continued)

Table A2:
Whole Loan	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

350 Park Avenue	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-2 A-1, A-3, A-4 B-1, B-2	Interest Only	Client Provided Schedule

Lafayette Centre	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule

GSK R&D Centre	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule

U.S. Industrial Portfolio	Mortgage Loan Senior Companion Loans	A-2 A-1, A-3, A-4	Amortizing	Client Provided Schedule

Ericsson North American HQ	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only, Then Amortizing	Client Provided Schedule

Simon Premium Outlets	Mortgage Loan Senior Companion Loan	A-2 A-1	Amortizing	Loan Agreement and Promissory Note

AMA Plaza	Mortgage Loan Senior Companion Loan Subordinate Companion Loans	A-2 A-1 B, C	Interest Only	Loan Agreement and Promissory Note

Pentagon Center	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule

225 Bush Street	Mortgage Loan Senior Companion Loan Subordinate Companion Loan	A-2 A-1 B	Interest Only	Loan Agreement and Promissory Note

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the applicable Data Source listed in the “Data Source” column of Table A2 for each “Note Component” listed in the “Note Component(s)” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A Page 17 of 24

Notes: (continued)

15. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the applicable Data Source listed in the “Data Source” column of Table A2 for each “Note Component” that is listed in the “Note Component(s)” column of Table A2 that is associated with the “Senior Companion Loan(s)” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2 (except for the U.S. Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 15), the Depositor instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the pro-rata portion of the average of the first 12 monthly debt service payments after the Cut-off Date for the related Whole Loan, as shown on the amortization schedule provided by the Depositor (the “U.S. Industrial Portfolio Amortization Schedule”), based on the ratio of the “Original Balance ($)” of the U.S Industrial Portfolio Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2 (except for the U.S. Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 15), the Depositor instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the pro-rata portion of the average of the first 12 monthly debt service payments after the Cut-off Date for the related Whole Loan, as shown on the U.S. Industrial Portfolio Amortization Schedule, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the loan agreement Source Document.

Exhibit 2 to Attachment A Page 18 of 24

Notes: (continued)

15. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of Table A2 (the “Partial IO Pari Passu Mortgage Loan”), the Depositor instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” (as defined in Item 7. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Partial IO Pari Passu Mortgage Loan, the Depositor instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A2, each of which has an “Interest Accrual Method” of “Actual/360” on the Preliminary Data File, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File,
b.	The interest rate for the related Senior Companion Loan(s), as shown in the applicable Data Source, and
c.	365/360.

For the purpose of comparing the:

a.	Mortgage Loan Rate (%),
b.	B Note Original Amount and
c.	B Note Interest Rate

characteristics for the 350 Park Avenue Mortgage Loan, the Depositor instructed us to use the applicable information shown in the related Client Provided Schedule.

Exhibit 2 to Attachment A Page 19 of 24

Notes: (continued)

15. (continued)

For the purpose of comparing the “B Note Annual Payment” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A2 and “Subordinate Companion Loan(s)” listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2, each of which has an “Interest Accrual Method” of “Actual/360” on the Preliminary Data File, the Depositor instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Original Amount,” as shown on the Preliminary Data File,
b.	The “B Note Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

Except as described in Table A2 and this Note 15, we did not use the Client Provided Schedules for the purpose of comparing the:

a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Not-trust),
c.	Mortgage Loan Rate (%),
d.	B Note Original Amount and
e.	B Note Interest Rate

characteristics for any other Mortgage Loans.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Pari Passu Companion Loan Original Balance (Non-trust)” and “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristics.

16.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”) (except for the Partial IO Pari Passu Mortgage Loan which is described in Note 15 above), the Depositor instructed us to use the “Monthly Debt Service ($)” following the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an “Interest Accrual Method” of “Actual/360” on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Preliminary Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Preliminary Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 20 of 24

Notes: (continued)

17.	For the purpose of comparing the “Interest Only Indicator” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Depositor instructed us to use “false” for the “Interest Only Indicator” characteristic.

18.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Preliminary Data File (except for the Mortgage Loans identified on the Preliminary Data File as “Lafayette Centre” and “Pentagon Center,” which both have the first “Due Date” stated in the applicable Source Document), the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

19.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Soft Springing - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), at which time the lockbox account converts to a “Hard” lockbox.
d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 2 to Attachment A Page 21 of 24

Notes: (continued)

19. (continued)

For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis.
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

20.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Defeasance Option Start Date and
e.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the Depositor instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

21.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Depositor instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

22.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance.

Exhibit 2 to Attachment A Page 22 of 24

Notes: (continued)

22. (continued)

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

23.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the Depositor instructed us to use the first “Due Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the Depositor instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

24.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use first “Due Date” which occurs during the open period.

25.	For the purpose of comparing “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Depositor instructed us to use the day prior to the first “Due Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that cannot be prepaid with yield maintenance, the Depositor instructed us to use “<Blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A Page 23 of 24

Notes: (continued)

26.	The Depositor instructed us to perform procedures on the:
a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt / Preferred Equity Balance and
k.	Other Subordinate Debt / Preferred Equity Type

characteristics only for Mortgage Loans on the Preliminary Data File for which either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Depositor provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of the 350 Park Avenue Mortgage Loan, the related Client Provided Schedule.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification agreement Source Documents or information indicated in the Secondary Financing Documents, or in the case of the 350 Park Avenue Mortgage Loan, the related Client Provided Schedule, we could not determine whether there is other existing secondary financing.

For the Mortgage Loan identified on the Preliminary Data File as “North Run Business Park” (the “Mortgage Loan With Existing Mezzanine Debt”), which has an amount greater than zero on the Preliminary Data File for the “Mezzanine Debt Original Balance” characteristic, the applicable Source Documents and/or Secondary Financing Documents indicate that the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for the Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Preliminary Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Preliminary Data File and
c.	365/360.

Exhibit 2 to Attachment A Page 24 of 24

Notes: (continued)

26. (continued)

For each Mortgage Loan which does not have additional debt (based on the procedure described in the first two paragraphs of this Note 26), the Depositor instructed us to use  “<blank>” as the value on the Final Data File for each of the characteristics listed in a. through k. in the first paragraph of this Note 26.

27.	For each Mortgage Loan that the Depositor indicated was included in a previous securitization (the “Previously Securitized Loans”), the Depositor provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Fee Rate (%)
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Description
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant

Exhibit 3 to Attachment A Page 3 of 3

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.